Label	Element	Value
Morgan Stanley Multi Cap Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001002427_SupplementTextBlock	Morgan Stanley January 31, 2019 Supplement SUPPLEMENT DATED JANUARY 31, 2019 TO THE PROSPECTUSES OF Morgan Stanley Multi Cap Growth Trust, dated March 30, 2018, as amended on April 30, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Multi Cap Growth Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.